Congress Small Cap Growth Fund
SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 94.7%
Aerospace & Defense: 2.5%
205,000	AeroVironment, Inc. [1]	$19,528,300

Automobile Components: 2.4%
170,000	Fox Factory Holding Corp. [1]	19,023,000

Banks: 2.8%
500,000	Ameris Bancorp	21,825,000

Beverages: 2.3%
162,000	MGP Ingredients, Inc.	18,469,620

Building Products: 2.0%
545,000	PGT Innovations, Inc. [1]	15,592,450

Capital Markets: 1.8%
225,000	Cohen & Steers, Inc.	14,469,750

Chemicals: 2.2%
130,000	Balchem Corp.	17,516,200

Communications Equipment: 2.4%
415,000	Calix, Inc. [1]	18,720,650

Construction & Engineering: 7.2%
115,000	Comfort Systems USA, Inc.	20,006,550
325,000	Sterling Infrastructure, Inc. [1]	19,496,750
65,000	Valmont Industries, Inc.	17,208,750
		56,712,050
Consumer Staples Distribution & Retail: 2.3%
460,000	Sprouts Farmers Market, Inc. [1]	18,055,000

Electronic Equipment, Instruments & Components: 2.6%
125,000	Badger Meter, Inc.	20,580,000

Energy Equipment & Services: 2.3%
690,000	Core Laboratories, Inc.	17,933,100

Food Products: 2.2%
450,000	The Simply Good Foods Co. [1]	17,419,500

Health Care Equipment & Supplies: 13.8%
160,000	CONMED Corp.	19,368,000
470,000	InMode Ltd. [1]	20,167,700
220,000	Integer Holdings Corp. [1]	20,345,600
215,000	Lantheus Holdings, Inc. [1]	18,595,350
310,000	LeMaitre Vascular, Inc.	19,601,300
500,000	Neogen Corp. [1]	11,595,000
		109,672,950
Health Care Providers & Services: 4.9%
180,000	AMN Healthcare Services, Inc. [1]	19,287,000
465,000	Progyny, Inc. [1]	19,418,400
		38,705,400
Hotels, Restaurants & Leisure: 1.8%
340,000	Chuy’s Holdings, Inc. [1]	14,140,600

Household Durables: 2.1%
240,000	Skyline Champion Corp. [1]	16,718,400

IT Services: 1.8%
225,000	Perficient, Inc. [1]	14,352,750

Leisure Products: 2.5%
455,000	YETI Holdings, Inc. [1]	19,383,000

Life Sciences Tools & Services: 2.3%
72,000	Medpace Holdings, Inc. [1]	18,228,240

Machinery: 2.7%
155,000	EnPro Industries, Inc.	21,510,900

Media: 1.9%
400,000	Perion Network Ltd. [1]	14,636,000

Personal Care Products: 4.1%
280,000	e.l.f Beauty, Inc. [1]	32,681,600

Pharmaceuticals: 2.2%
570,000	Supernus Pharmaceuticals, Inc. [1]	17,493,300

Professional Services: 6.8%
95,000	FTI Consulting, Inc. [1]	16,640,200
155,000	ICF International, Inc.	18,226,450
270,000	WNS Holdings Ltd. - ADR [1]	18,659,700
		53,526,350
Semiconductors & Semiconductor Equipment: 7.7%
180,000	Onto Innovation, Inc. [1]	22,377,600
210,000	Power Integrations, Inc.	20,399,400
480,000	Ultra Clean Holdings, Inc. [1]	18,288,000
		61,065,000
Software: 2.5%
140,000	Qualys, Inc. [1]	19,432,000

Specialty Retail: 2.6%
220,000	Boot Barn Holdings, Inc. [1]	20,658,000
TOTAL COMMON STOCKS (Cost $620,542,799)		748,049,110

SHORT-TERM INVESTMENTS: 5.5%
Money Market Funds: 5.5%
43,058,089	First American Treasury Obligations Fund - Class X, 5.200% [2]	43,058,089
Total Money Market Funds: 5.5%		43,058,089

TOTAL SHORT-TERM INVESTMENTS (Cost $43,058,089)		43,058,089

TOTAL INVESTMENTS IN SECURITIES: 100.2% (Cost $663,600,888)		791,107,199
Liabilities in Excess of Other Assets: (0.2)%		(1,578,275)
TOTAL NET ASSETS: 100.0%		$789,528,924

ADR - American Depositary Receipt

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Congress Small Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Small Cap Growth Fund
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$748,049,110	$–	$–	$748,049,110
Short-Term Investments	43,058,089	–	–	43,058,089
Total Investments in Securities	$791,107,199	$–	$–	$791,107,199